Summitry Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)
COMMON STOCKS — 94.81% Shares Fair Value
Communications — 16.35%
Alphabet, Inc., Class A 25,559 $ 4,058,770
Meta Platforms, Inc., Class A 6,106 3,352,194
Netflix, Inc.
(a)
2,124 2,403,773
Universal Music Group NV - ADR 151,840 2,213,827
12,028,564
Consumer Discretionary — 21.56%
Amazon.com, Inc.
(a)
20,941 3,861,939
Lowe’s Companies, Inc. 12,925 2,889,513
LVMH Moet Hennessy Louis Vuitton SE - ADR 11,011 1,215,284
Ross Stores, Inc. 17,913 2,489,907
Starbucks Corp. 23,665 1,894,383
Ulta Beauty, Inc.
(a)
8,857 3,504,184
15,855,210
Financials — 9.86%
Charles Schwab Corp. (The) 39,800 3,239,720
Moody's Corp. 3,190 1,445,453
Wells Fargo & Co. 36,142 2,566,443
7,251,616
Health Care — 5.53%
Agilent Technologies, Inc. 25,192 2,710,659
Thermo Fisher Scientific, Inc. 3,162 1,356,498
4,067,157
Industrials — 7.78%
Carrier Global Corp. 38,865 2,430,617
GXO Logistics, Inc.
(a)
37,043 1,342,438
Old Dominion Freight Line, Inc. 8,094 1,240,648
Rentokil Initial plc - ADR
(a)
30,723 704,786
5,718,489
Technology — 33.73%
Fiserv, Inc.
(a)
20,768 3,833,150
Mastercard , Inc., Class A 7,019 3,846,833
Microsoft Corp. 3,663 1,447,837
Nintendo Company Ltd. - ADR 211,886 4,414,645
Salesforce.com, Inc. 8,083 2,171,983
Taiwan Semiconductor Manufacturing Company Ltd. - ADR 27,193 4,532,801
Visa, Inc., Class A 8,802 3,041,091
Zebra Technologies Corp., Class A
(a)
6,077 1,521,195
24,809,535
Total Common Stocks (Cost $45,109,837) 69,730,571
MONEY MARKET FUNDS - 5.17%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 4.26%
(b)
3,803,016 3,803,016
Total Money Market Funds (Cost $3,803,016) 3,803,016

Summitry Equity Fund
Schedule of Investments (continued)
April 30, 2025 (Unaudited)
Total Investments — 99.98% (Cost $48,912,853) $ 73,533,587
Other Assets in Excess of Liabilities — 0.02% 15,448
NET ASSETS — 100.00% $ 73,549,035
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of April 30, 2025.
ADR - American Depositary Receipt